SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($)
Short-term Debt [Line Items]
Number of significant customers whose balances fluctuate on a regular basis | Customer	1
Securities sold under agreements to repurchase
Short-term Debt [Line Items]
Carrying amount of securities pledged | $	$ 26,458,000	$ 32,639,000